Leases - Summary of Changes in Right of Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	$ 108,598
Ending balance	88,393	$ 108,598
Accumulated Depreciation, Amortization and Impairment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	(22,040)	(19,632)
Depreciation	(14,077)	(28,176)
Decreases	6,338	(4,879)
Impairment	(5,355)	12,013
Assets held for sale		(16,824)
Exchange differences	(828)	1,810
Ending balance	(35,962)	(22,040)
Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	130,638	178,080
Increases	19,278	20,294
Decreases	(29,030)	(7,093)
Assets held for sale		49,399
Exchange differences	3,469	(11,244)
Ending balance	124,355	130,638
Land and Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	87,015
Ending balance	69,434	87,015
Land and Buildings | Accumulated Depreciation, Amortization and Impairment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	(13,098)	(11,030)
Depreciation	(8,921)	(20,029)
Decreases	4,687	(5,094)
Impairment	(5,355)	9,688
Assets held for sale		(12,594)
Exchange differences	(452)	773
Ending balance	(23,139)	(13,098)
Land and Buildings | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	100,113	138,803
Increases	16,700	12,989
Decreases	(27,255)	(4,594)
Assets held for sale		38,724
Exchange differences	3,015	(8,361)
Ending balance	92,573	100,113
Plant and Machinery
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	21,583
Ending balance	18,959	21,583
Plant and Machinery | Accumulated Depreciation, Amortization and Impairment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	(8,942)	(8,602)
Depreciation	(5,156)	(8,147)
Decreases	1,651	215
Impairment		2,325
Assets held for sale		(4,230)
Exchange differences	(376)	1,037
Ending balance	(12,823)	(8,942)
Plant and Machinery | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	30,525	39,277
Increases	2,578	7,305
Decreases	(1,775)	(2,499)
Assets held for sale		10,675
Exchange differences	454	(2,883)
Ending balance	$ 31,782	$ 30,525